Capital and reserves - Other reserve (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 GBP (£) shares	Nov. 01, 2023 shares	Oct. 31, 2023 shares
Increase (decrease) through acquisition of subsidiary, equity | $		$ 0	$ 39,783,820
Number of shares outstanding (in shares) | shares					12,200,000	181,800,000
Other reserve
Increase (decrease) through acquisition of subsidiary, equity | $		(5,061,304)	5,061,304
Other reserve | ACT Genomics Holdings Company Limited
Increase (decrease) through acquisition of subsidiary, equity | $	$ 5,061,304
Other reserve | Oxsed Limited
Loan notes with a principal amount, first portion		$ 7,549,258		£ 5,865,450
Other reserve | Oxsed Limited | Ordinary shares
Number of shares issued (in shares) | shares		110,150		110,150
Treasury stock
Number of shares outstanding (in shares) | shares		14,134		14,134
Purchase of treasury shares | $		$ 63,294	$ 661,519
Treasury stock | Treasury stock
Number of shares outstanding (in shares) | shares			20,722